UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue               New York, NY              August 9, 2011
       ----------------               ------------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:          495
                                         -----------

Form 13F Information Table Value Total:  $   353,268
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC        COM              00507V109       4,906     420,000 SH       Other      1          420,000
ALEXANDER & BALDWIN INC        COM              014482103       1,729      35,900 SH       Sole                   35,900
ALLEGHANY CORP DEL             COM              017175100       2,454       7,376 SH       Other      1            7,376
AMERICAN EXPRESS CO            COM              025816109         421       8,144 SH       Sole                    8,144
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108       6,638     114,440 SH       Sole                  114,440
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       2,830     110,000 SH       Other      1          110,000
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105         386      15,000 SH       Sole                   15,000
ATLAS ENERGY LP                COM UNITSLP      04930A104          40       1,827 SH       Sole                    1,827
AUTOMATIC DATA PROCESSING IN   COM              053015103         802      15,218 SH       Sole                   15,218
AUTOMATIC DATA PROCESSING IN   COM              053015103       1,475      28,000 SH  CALL Sole                   28,000
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104         408      49,630 SH       Sole                   49,630
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       1,509          13 SH       Sole                       13
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      11,936     154,238 SH       Sole                  154,238
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       5,649      73,000 SH  CALL Sole                   73,000
BIGLARI HLDGS INC              COM              08986R101       1,377       3,522 SH       Other      1            3,522
BLACKROCK KELSO CAPITAL CORP   COM              092533108         253      28,216 SH       Sole                   28,216
BLUE COAT SYSTEMS INC          COM NEW          09534T508       3,279     150,000 SH       Other      1          150,000
BP PLC                         SPONSORED ADR    055622104       7,143     161,281 SH       Sole                  161,281
CALAMOS ASSET MGMT INC         CL A             12811R104       3,340     230,000 SH       Other      1          230,000
CAPITAL SOUTHWEST CORP         COM              140501107       1,359      14,730 SH       Other      1           14,730
CHIMERA INVT CORP              COM              16934Q109       1,038     300,000 SH       Other      1          300,000
CISCO SYS INC                  COM              17275R102       3,903     250,000 SH       Other      1          250,000
CIT GROUP INC                  COM NEW          125581801       8,925     201,663 SH       Sole                  201,663
CITIGROUP INC                  COM              172967101       3,326      79,882 SH       Sole                   79,882
COINSTAR INC                   COM              19259P300       2,591      47,500 SH       Other      1           47,500
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102         931       7,600 SH  PUT  Other      1            7,600
DAILY JOURNAL CORP             COM              233912104         265       3,683 SH       Sole                    3,683
DELIA'S INC NEW                COM              246911101       4,851   3,089,733 SH       Sole                3,089,733
DELL INC                       COM              24702R101       6,668     400,000 SH       Other      1          400,000
DELL INC                       COM              24702R101         205      12,300 SH       Sole                   12,300
DIAMOND OFFSHORE DRILLING IN   COM              25271C102       2,464      35,000 SH       Other      1           35,000
E M C CORP MASS                COM              268648102       2,342      85,000 SH       Other      1           85,000
E M C CORP MASS                COM              268648102          21         768 SH       Sole                      768
ECHOSTAR CORP                  CL A             278768106         254       6,992 SH       Sole                    6,992
FIRST LONG IS CORP             COM              320734106         557      20,000 SH       Sole                   20,000
GAMESTOP CORP NEW              CL A             36467W109       2,265      85,000 SH       Other      1           85,000
GENERAL ELECTRIC CO            COM              369604103         289      15,322 SH       Sole                   15,322
GENERAL GROWTH PPTYS INC NEW   COM              370023103       7,470     447,554 SH       Sole                  447,554
HIMAX TECHNOLOGIES INC         SPONSORED ADR    43289P106       1,507     685,000 SH       Other      1          685,000
HOT TOPIC INC                  COM              441339108         231      31,090 SH       Sole                   31,090
HOWARD HUGHES CORP             COM              44267D107      11,471     176,347 SH       Sole                  176,347
HUNTSMAN CORP                  COM              447011107         278      14,781 SH       Sole                   14,781
IDT CORP                       CL B NEW         448947507       3,187     118,000 SH       Other      1          118,000
IMATION CORP                   COM              45245A107       1,721     182,269 SH       Sole                  182,269
INTEL CORP                     COM              458140100          98       4,410 SH       Sole                    4,410
INTEL CORP                     COM              458140100       4,920     222,000 SH  CALL Sole                  222,000
INTERACTIVE BROKERS GROUP IN   COM              45841N107       3,208     204,990 SH       Other      1          204,990
INTERDIGITAL INC               COM              45867G101       2,055      50,300 SH       Other      1           50,300
IRIDIUM COMMUNICATIONS INC     COM              46269C102       7,159     827,658 SH       Sole                  827,658
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C110      17,319   6,034,307 SH       Sole                6,034,307
ISHARES TR                     BARCLYS 20+ YR   464287432       2,823      30,000 SH  PUT  Other      1           30,000
ISHARES TR                     FTSE CHINA ETF   464288190       1,289      30,000 SH  PUT  Other      1           30,000
JOHNSON & JOHNSON              COM              478160104          74       1,110 SH       Sole                    1,110
JOHNSON & JOHNSON              COM              478160104       7,370     110,800 SH  CALL Sole                  110,800
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114       1,828     135,700 SH       Sole                  135,700
KRAFT FOODS INC                CL A             50075N104         550      15,600 SH       Sole                   15,600
KRAFT FOODS INC                CL A             50075N104      13,630     386,900 SH  CALL Sole                  386,900
LENNAR CORP                    CL B             526057302         375      25,556 SH       Sole                   25,556
MICROSOFT CORP                 COM              594918104      11,532     443,558 SH       Sole                  443,558
MICROSOFT CORP                 COM              594918104      34,676   1,333,700 SH  CALL Sole                1,333,700
MVC CAPITAL INC                COM              553829102       1,481     111,800 SH       Other      1          111,800
MVC CAPITAL INC                COM              553829102          54       4,100 SH       Sole                    4,100
NELNET INC                     CL A             64031N108       6,089     276,062 SH       Sole                  276,062
PENNEY J C INC                 COM              708160106           3         100 SH       Sole                      100
PENNEY J C INC                 COM              708160106      31,221     903,900 SH  CALL Sole                  903,900
PEP BOYS MANNY MOE & JACK      COM              713278109       4,857     444,269 SH       Sole                  444,269
PREMIER EXIBITIONS INC         COM              74051E102         675     387,819 SH       Sole                  387,819
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303      12,321   1,232,103 SH       Sole                1,232,103
REPUBLIC AWYS HLDGS INC        COM              760276105       1,143     209,193 SH       Sole                  209,193
REPUBLIC AWYS HLDGS INC        COM              760276105         398      72,900 SH  CALL Sole                   72,900
RESOURCE AMERICA INC           CL A             761195205       6,367   1,084,622 SH       Sole                1,084,622
RICHARDSON ELECTRS LTD         COM              763165107       1,397     102,800 SH       Other      1          102,800
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      13,629     843,348 SH       Sole                  843,348
SLM CORP                       COM              78442P106         312      18,557 SH       Sole                   18,557
SPARK NETWORKS INC             COM              84651P100       1,234     371,663 SH       Sole                  371,663
SPDR S&P 500 ETF TR            TR UNIT          78462F103       3,299      25,000 SH  PUT  Other      1           25,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103         145       1,100 SH       Sole                    1,100
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714       1,068      20,000 SH  PUT  Other      1           20,000
SPROTT RESOURCE LENDING CORP   COM              85207J100       1,138     650,000 SH       Other      1          650,000
ST JOE CO                      COM              790148100           0           3 SH       Sole                        3
ST JOE CO                      COM              790148100       1,136      54,500 SH  PUT  Sole                   54,500
SUMMER INFANT INC              COM              865646103         795      97,900 SH       Sole                   97,900
TARGET CORP                    COM              87612E106       2,580      55,000 SH       Other      1           55,000
TARGET CORP                    COM              87612E106          44         933 SH       Sole                      933
TELULAR CORP                   COM NEW          87970T208       2,321     376,147 SH       Other      1          376,147
TERRA NOVA RTY CORP            COM              88102D103       2,341     308,600 SH       Other      1          308,600
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105       1,105     650,000 SH       Other      1          650,000
TUCOWS INC                     COM              898697107          99     123,650 SH       Sole                  123,650
TWO HBRS INVT CORP             COM              90187B101       5,643     524,866 SH       Sole                  524,866
TWO HBRS INVT CORP             *W EXP 07/13/201 90187B119         905   2,156,255 SH       Sole                2,156,255
U S GLOBAL INVS INC            CL A             902952100         382      53,000 SH       Other      1           53,000
UNIVERSAL STAINLESS & ALLOY    COM              913837100         276       5,900 SH       Sole                    5,900
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119       1,074     115,450 SH       Sole                  115,450
WESTELL TECHNOLOGIES INC       CL A             957541105       1,285     360,000 SH       Other      1          360,000
WESTERN DIGITAL CORP           COM              958102105       4,545     125,000 SH       Other      1          125,000
WET SEAL INC                   CL A             961840105         400      89,536 SH       Sole                   89,536
WEYCO GROUP INC                COM              962149100       1,525      61,997 SH       Sole                   61,997
WINN DIXIE STORES INC          COM NEW          974280307       2,631     311,457 SH       Sole                  311,457
WINTHROP RLTY TR               SH BEN INT NEW   976391300         183      15,358 SH       Sole                   15,358
XEROX CORP                     COM              984121103       3,383     325,000 SH       Other      1          325,000
YAHOO INC                      COM              984332106         187      12,426 SH       Sole                   12,426